Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	As of June 30,
	2023	2022
Right of use assets	$629,487	$1,327,575

Operating lease liabilities, current	$325,394	$625,048
Operating lease liabilities, noncurrent	136,395	551,221
Total operating lease liabilities	$461,789	$1,176,269

Schedule of Other Information about Leases	Other information about the Company’s leases is as follows:
	For the Years Ended June 30,
	2023	2022	2021

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$622,188	$698,602	$638,193

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$32,958	$738,894	$952,961

Weighted average remaining lease term (years)	1.61	2.09	2.26
Weighted average discount rate	4.75%	4.75%	4.75%

Schedule of Maturity Analysis of Operating Lease Liabilities	The Company’s maturity analysis of operating lease liabilities as of June 30, 2023 is as follows:
Operating
For the Year Ended June 30,	leases
2024	$339,420
2025	98,772
2026	13,520
2027	13,835
2028	13,835
Thereafter	3,459
Total lease payments	482,841
Less: Imputed interest	(21,052)
Present value of lease liabilities	461,789
Less: Operating lease liabilities, current	(325,394)
Operating lease liabilities, noncurrent	$136,395